T. ROWE PRICE Emerging Markets Discovery Stock Fund
July 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 1.4%
Common Stocks 1.4%
Grupo Financiero Galicia, ADR (USD)  285,211 14,395
Tenaris (EUR) (1) 3,263,155 56,991
Total Argentina (Cost $37,892) 71,386
BRAZIL 6.6%
Common Stocks 5.8%
Banco BTG Pactual  8,190,900 57,268
Embraer  6,094,200 87,590
Klabin  15,387,190 50,809
Petroleo Brasileiro, ADR (USD)  2,240,600 28,545
Rede D'Or Sao Luiz  10,854,800 62,769
286,981
Preferred Stocks 0.8%
Banco Bradesco  15,353,100 42,498
42,498
Total Brazil (Cost $233,319) 329,479
CHILE 1.2%
Common Stocks 1.2%
Banco de Chile  445,892,507 61,203
Total Chile (Cost $41,650) 61,203
CHINA 27.3%
Common Stocks 22.5%
Alibaba Group Holding (HKD)  12,444,100 187,094
Bilibili, Class Z (HKD) (2) 1,470,700 33,648
China Construction Bank, Class H (HKD)  117,557,000 120,238
China Mengniu Dairy (HKD)  29,233,000 60,834
China Pacific Insurance Group, Class H (HKD)  16,842,200 67,830
China Resources Land (HKD)  15,407,500 56,499
J&T Global Express (HKD) (2) 18,766,800 24,687
KE Holdings, Class A (HKD)  10,977,366 67,138
Kuaishou Technology (HKD) (2) 2,735,000 26,705

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Shares $ Value
(Cost and value in $000s)
NetEase (HKD)  5,350,300 139,869
PDD Holdings, ADR (USD) (2) 664,801 75,422
Silergy (TWD)  4,823,000 51,879
Sunny Optical Technology Group (HKD) (1) 8,182,200 75,811
Tongcheng Travel Holdings (HKD)  32,181,200 80,634
Trip.com Group (HKD)  783,750 48,657
1,116,945
Common Stocks - China A Shares 4.8%
Anhui Conch Cement, A Shares (CNH)  6,485,300 21,212
Bank of Ningbo, A Shares (CNH)  16,399,167 63,444
Fuyao Glass Industry Group, A Shares (CNH)  9,139,089 69,341
Sany Heavy Industry, A Shares (CNH)  22,968,657 63,574
Wanhua Chemical Group, A Shares (CNH)  2,274,472 19,655
237,226
Total China (Cost $1,111,460) 1,354,171
HONG KONG 2.5%
Common Stocks 2.5%
Futu Holdings, ADR (USD)  432,376 66,447
Xinyi Glass Holdings (1) 54,405,585 56,081
Total Hong Kong (Cost $83,007) 122,528
HUNGARY 1.7%
Common Stocks 1.7%
OTP Bank  1,024,006 83,094
Total Hungary (Cost $30,677) 83,094
INDIA 13.9%
Common Stocks 13.9%
Ashok Leyland  48,379,820 66,487
Hindalco Industries  9,860,087 76,333
ICICI Bank  8,041,306 135,410
Indraprastha Gas  34,796,062 80,773
Reliance Industries  7,353,542 116,131
Shree Cement  210,906 73,932
Shriram Finance  11,521,748 82,520

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Shares $ Value
(Cost and value in $000s)
Tech Mahindra  3,463,962 57,467
Total India (Cost $492,230) 689,053
INDONESIA 1.8%
Common Stocks 1.8%
Bank Rakyat Indonesia Persero  339,619,107 76,051
Semen Indonesia Persero  91,780,600 13,670
Total Indonesia (Cost $110,754) 89,721
MALAYSIA 1.5%
Common Stocks 1.5%
CIMB Group Holdings  49,881,525 76,250
Total Malaysia (Cost $63,421) 76,250
MEXICO 2.6%
Common Stocks 2.6%
Grupo Aeroportuario del Pacifico, ADR (USD)  265,593 61,030
Grupo Mexico, Series B  11,066,656 69,040
Total Mexico (Cost $68,075) 130,070
NETHERLANDS 2.9%
Common Stocks 2.9%
Prosus (ZAR)  2,537,086 145,029
Total Netherlands (Cost $83,493) 145,029
POLAND 1.6%
Common Stocks 1.6%
Powszechny Zaklad Ubezpieczen  4,744,171 79,517
Total Poland (Cost $36,911) 79,517
RUSSIA 0.0%
Common Stocks 0.0%
Moscow Exchange (3) 192,900 —
Novatek (3) 1,864,000 —
Total Russia (Cost $29,123) —

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Shares $ Value
(Cost and value in $000s)
SAUDI ARABIA 2.8%
Common Stocks 2.8%
Saudi Awwal Bank  4,734,933 40,815
Saudi National Bank  9,709,573 96,892
Total Saudi Arabia (Cost $128,678) 137,707
SINGAPORE 1.4%
Common Stocks 1.4%
Seatrium  40,114,300 69,717
Total Singapore (Cost $61,297) 69,717
SOUTH AFRICA 1.5%
Common Stocks 1.5%
FirstRand  18,061,651 76,700
Total South Africa (Cost $64,910) 76,700
SOUTH KOREA 10.7%
Common Stocks 10.7%
HL Mando  127,328 3,165
Hyundai Motor  462,961 70,429
Samsung Electronics  4,648,845 236,924
Samsung Life Insurance  924,200 83,422
SK Hynix  702,583 136,172
Total South Korea (Cost $424,934) 530,112
TAIWAN 10.9%
Common Stocks 10.9%
ASE Technology Holding  15,838,000 76,805
Chroma ATE  4,875,000 69,807
Eclat Textile  3,864,000 51,686
MediaTek  2,461,000 111,445
Taiwan Semiconductor Manufacturing  5,995,000 230,803
Total Taiwan (Cost $417,198) 540,546

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Shares $ Value
(Cost and value in $000s)
THAILAND 3.3%
Common Stocks 3.3%
Bangkok Bank  13,816,300 62,548
SCB X  6,621,400 25,614
True, NVDR (2) 239,900,100 76,113
Total Thailand (Cost $129,405) 164,275
TURKEY 0.5%
Common Stocks 0.5%
TAV Havalimanlari Holding (2) 4,055,628 24,506
Total Turkey (Cost $24,988) 24,506
UNITED ARAB EMIRATES 1.3%
Common Stocks 1.3%
ADNOC Drilling  39,931,402 63,482
Total United Arab Emirates (Cost $45,133) 63,482
UNITED STATES 1.3%
Common Stocks 1.3%
Cognizant Technology Solutions, Class A  862,141 61,867
Total United States (Cost $64,122) 61,867
SHORT-TERM INVESTMENTS 1.6%
Money Market Funds 1.6%
T. Rowe Price Government Reserve Fund, 4.36% (4)(5) 77,026,660 77,027
Total Short-Term Investments (Cost $77,027) 77,027

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 4.36% (4)(5) 12,703,056 12,703
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 12,703
Total Securities Lending Collateral (Cost $12,703) 12,703
Total Investments in Securities  100.6%
(Cost $3,872,407) $ 4,990,143
Other Assets Less Liabilities (0.6)% (28,401)
Net Assets 100.0% $ 4,961,742
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) All or a portion of this security is on loan at July 31, 2025.
(2) Non-income producing
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
EUR Euro
HKD Hong Kong Dollar
NVDR Non-Voting Depositary Receipts
TWD Taiwan Dollar
USD U.S. Dollar
ZAR South African Rand

T. ROWE PRICE Emerging Markets Discovery Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.36% $ — $ — $ 2,036++
Totals $ —# $ — $ 2,036+
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
7/31/25
T. Rowe Price Government
Reserve Fund, 4.36% $ 76,913  ¤  ¤ $ 89,730
Total $ 89,730^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2,036 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $89,730.

T. ROWE PRICE Emerging Markets Discovery Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Emerging Markets Discovery Stock Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign

T. ROWE PRICE Emerging Markets Discovery Stock Fund

markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
.
.

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F34-054Q3 07/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 307,706 $ 4,550,209 $ — $ 4,857,915
Preferred Stocks — 42,498 — 42,498
Short-Term Investments 77,027 — — 77,027
Securities Lending Collateral 12,703 — — 12,703
Total $ 397,436 $ 4,592,707 $ — $ 4,990,143